Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Beginning Balance of DAC	$ 13,464	$ 13,003	$ 13,218
Capitalizations of DAC	3,152	3,319	3,672
Net investment gains (losses) of DAC and net derivative gains (losses) of DAC	229	(129)	156
Other expenses of DAC	(2,555)	(2,590)	(2,605)
Total amortization of DAC	(2,326)	(2,719)	(2,449)
Unrealized investment gains (losses) of DAC	(171)	443	(609)
Effect of foreign currency translation and other of DAC	(289)	(582)	(829)
Ending Balance of DAC	13,830	13,464	13,003
Beginning Balance of VOBA	3,954	4,696	6,000
Net investment gains (losses) of VOBA and net derivative gains (losses) of VOBA	(3)	(1)	0
Other expenses of VOBA	(377)	(446)	(580)
Total amortization of VOBA	(380)	(447)	(580)
Unrealized investment gains (losses) of VOBA	8	5	3
Effect of foreign currency translation and other of VOBA	178	(300)	(727)
Ending Balance of VOBA	3,760	3,954	4,696
Balance at December 31,	$ 17,590	$ 17,418	$ 17,699